Right-of-use assets - Net	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets - Net

Note 10 - Right-of-use assets – Net

The Company has signed various leasing contracts used in its operations, including machinery, vehicles, other equipment and commercial premises. There are no future cash outflows derived from residual value guarantees, restrictions imposed by tenants on sale and leaseback transactions.

The average term of the lease contracts as of December 31, 2023 and 2022 is disclosed in Note 3.18. The Company applies the recognition exemptions with respect to “short-term leases” and “low-value asset leases.”

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2023 and 2022, is as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2022	Ps.	2,911,515	Ps.	32,473	Ps.	103,978	Ps.	3,047,966
Additions		2,021,858		32,760		78,791		2,133,409
Depreciation		(460,485)		(9,234)		(15,197)		(484,916)
As of December 31, 2022	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596

During the years ended December 31, 2023, 2022 and 2021, the Company had expenses related to low-value leased assets and short-term leases included in sale and administrative expenses for an amount of Ps.18,370, Ps.6,387 and Ps.2,232, respectively. During the same periods, the Company did not have variable lease payments.

The Company had total cash outflows for leases of Ps.1,186,260 in 2023, Ps.826,730 in 2022 and Ps.598,432 in 2021. For the years ended December 31, 2023, 2022 and 2021, the Company recognized Ps.89,931, Ps.66,935 and Ps.60,059 of depreciation of the right-of-use asset in the cost of sales, and Ps.508,100, Ps.417,981 and Ps.255,299 in sale expenses, respectively.

The Company has several lease contracts that include extension and termination options. These options are negotiated by Management to provide flexibility in managing the leased-asset portfolio and align with the Group business needs. Management exercises significant judgment in determining whether these extension and termination options are reasonably certain to be exercised (See Note 4.1). As of December 31, 2023, 2022 and 2021 the Company considered all optional extensions that are enforceable in its lease contracts; therefore, there are no future cash outflows derived from extensions that are not planned to be exercised.